Leases (Tables) - VASO CORPORATION [Member]	12 Months Ended
Dec. 31, 2022
Leases (Tables) [Line Items]
Schedule of Finance and Operating Lease Liabilities	Finance and operating lease liabilities consist of the following:
	(in thousands)
	December 31, 2022	December 31, 2021
Lease liabilities – current
Finance leases	$122	$222
Operating leases	745	562
	$867	$784
Lease liabilities – net of current portion
Finance leases	$96	$218
Operating leases	823	352
	$919	$570

Schedule of Undiscounted Cash Flows to Finance and Operating Lease Liabilities	A reconciliation of undiscounted cash flows to finance and operating lease liabilities recognized in the consolidated balance sheet at December 31, 2022 is set forth below:
	(in thousands)
Years ending December 31,	Finance leases	Operating leases	Total
2023	144	782	926
2024	83	554	637
2025	25	324	349
2026	—	71	71
Undiscounted lease payments	252	1,731	1,983
Amount representing interest	(34)	(163)	(197)
Discounted lease liabilities	218	1,568	1,786

Schedule of Lease Data	Additional disclosures of lease data are set forth below:
	(in thousands)
	Year ended December 31, 2022	Year ended December 31, 2021
Lease costs:
Finance lease costs:
Amortization of right-of-use assets	$154	$193
Interest on lease liabilities	44	45
	198	238
Operating lease costs	878	792
Short-term lease costs	52	78
Total lease cost	$1,128	$1,108

Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$44	$45
Operating cash flows from operating leases	878	792
Financing cash flows from finance leases	222	199
	$1,144	$1,036
	December 31, 2022	December 31, 2021
Weighted-average remaining lease term – finance leases (months)	23	28
Weighted-average remaining lease term – operating leases (months)	30	25

Weighted-average discount rate – finance leases	14.2%	13.1%
Weighted-average discount rate – operating leases	9.1%	8.8%